091-06517fn

For Internal Use Only
Sec File No.

RECEIVED
AUG 25 2009
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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SEC Mail Processing Section
AUG 25 2009
Washington, DC
122

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

Part I **Initial Listing Report**

10045129

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   ownership of the trust
4. Name of Underlying Instrument:
   iShares MSCI Chile Index Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad
6. Ticker Symbol(s) of New Derivative Securities Product:
   ECH
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   various
8. Settlement Methodology of New Derivative Securities Product:
   see Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   see Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Ongena

Title:
Vice President and Associate General Counsel

Telephone Number:
312 663 2937

Manual Signature of Official Responsible for Form:

Date: 08/24/09

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	AUG 25 2009

SEC 2449 (1/99)

CHX
Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

AUG 25 2009

DIVISION OF TRADING & MARKETS

August 24, 2009

BY U.S. MAIL

SEC
Mail Processing
Section

AUG 25 2009

Washington, DC
122

Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: Form 19b-4(e) for iShares ETFs

Dear SEC Staff:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to four (4) iShares ETFs.

If you have any questions about this filing, please contact me at (312) 663-2937.

Sincerely,

James Ongena
Associate General Counsel

Enclosures

Act	Securities Exchange Act of 1934
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	AUG 25 2009

Chicago Stock Exchange, Incorporated
One Financial Place 440 S LaSalle Street Chicago, Illinois 60605-1070 312-663-2222 www.chx.com